United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 02/29/16

Item 1. Schedule of Investments

Federated Total Return Bond Fund
Portfolio of Investments
February 29, 2016 (unaudited)
Principal Amount or Shares			Value
		AGENCY RISK TRANSFER SECURITIES—0.4%
		Structured Product (Abs)—0.4%
$6,000,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 2.627%, 2/25/2024	$5,971,146
2,676,000		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 2.077%, 4/25/2024	2,634,784
6,480,000		Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 3.036%, 5/25/2024	5,475,587
9,620,000		Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.436%, 7/25/2024	8,376,731
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $23,119,998)	22,458,248
		CORPORATE BONDS—36.9%
		Basic Industry - Chemicals—0.4%
2,653,000		Albemarle Corp., 4.15%, 12/1/2024	2,588,070
2,680,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	2,553,040
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	544,400
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,966,507
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	9,842,947
1,905,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	1,882,416
2,875,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	2,717,010
		TOTAL	24,094,390
		Basic Industry - Metals & Mining—1.7%
500,000		Alcoa, Inc., 5.87%, 2/23/2022	482,500
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,448,775
7,540,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	7,466,485
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	889,313
5,610,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	4,712,400
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,275,000
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	966,000
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	3,627,360
4,400,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	4,455,000
3,100,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.125%, 6/1/2018	3,084,500
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,295,212
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,477,356
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,004,122
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	5,096,200
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	3,876,300
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,521,708
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,021,686
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,002,245
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	7,212,630
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	9,050,870
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,928,962
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,019,261
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,422,674
13,680,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	15,255,444
		TOTAL	104,592,003
		Basic Industry - Paper—0.2%
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,518,224
5,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	5,536,861

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Paper—continued
$114,000		Westvaco Corp., 7.65%, 3/15/2027	$122,126
750,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	799,821
		TOTAL	9,977,032
		Capital Goods - Aerospace & Defense—0.6%
7,480,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	7,699,964
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	4,606,250
4,397,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	3,858,368
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,176,250
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	3,969,258
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	7,691,922
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,314,950
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,811,111
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,121,578
		TOTAL	37,249,651
		Capital Goods - Building Materials—0.3%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	493,875
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,568,408
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	15,009,225
		TOTAL	18,071,508
		Capital Goods - Construction Machinery—0.1%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,810,604
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	75,718
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	507,787
		TOTAL	8,394,109
		Capital Goods - Diversified Manufacturing—0.6%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,204,763
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	428,525
4,730,000		Harsco Corp., 5.75%, 5/15/2018	3,109,975
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,603,190
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,319,334
9,260,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	9,836,574
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	1,936,734
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,607,578
7,900,000		Valmont Industries, Inc., 5.25%, 10/1/2054	6,973,622
2,674,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	3,008,507
		TOTAL	35,028,802
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,547,624
		Communications - Cable & Satellite—0.8%
5,625,000	[1,2]	CCO Safari II LLC, Series 144A, 4.908%, 7/23/2025	5,765,979
4,585,000	[1,2]	CCO Safari II LLC, Series 144A, 6.484%, 10/23/2045	4,829,037
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,484,031
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,566,079
2,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	1,868,360
5,800,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	6,272,341
3,080,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,141,585
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,642,684
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,933,945
$7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	6,252,246

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
7,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	$7,146,167
		TOTAL	51,902,454
		Communications - Media & Entertainment—1.8%
7,088,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	8,289,083
230,000		21st Century Fox America, Inc., 8.00%, 10/17/2016	239,005
600,000		21st Century Fox America, Inc., Sr. Note, 6.90%, 8/15/2039	677,220
7,000,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	6,933,451
5,200,000		CBS Corp., 4.90%, 8/15/2044	4,738,006
11,850,000		Grupo Televisa S.A., 6.625%, 3/18/2025	13,715,854
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	1,775,271
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,276,422
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	9,795,750
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,278,778
3,355,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 4.00%, 6/15/2025	3,410,602
6,250,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 4.40%, 2/15/2026	6,577,912
15,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	15,313,305
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,382,440
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,032,232
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,114,798
3,870,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	3,800,545
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,626,382
1,580,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	1,546,562
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.50%, 3/1/2021	4,136,384
9,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	9,288,738
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,847,392
		TOTAL	112,796,132
		Communications - Telecom Wireless—0.6%
2,970,000		American Tower Corp., Sr. Unsecd. Note, 3.30%, 2/15/2026	3,036,926
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,736,408
8,400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	8,554,207
9,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	9,100,676
2,370,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,619,096
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,200,744
8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	8,441,064
		TOTAL	39,689,121
		Communications - Telecom Wirelines—1.4%
2,500,000		AT&T, Inc., 5.60%, 5/15/2018	2,697,288
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,947,788
3,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.75%, 5/15/2046	3,013,411
6,000,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	5,515,254
4,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	4,181,625
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	13,307,250
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,202,246
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,751,026
4,500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,572,243
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,320,510
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,600,469
3,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	4,422,904
$1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,661,785

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
20,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	$24,337,340
		TOTAL	85,531,139
		Consumer Cyclical - Automotive—1.3%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	5,654,004
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	5,076,085
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,595,377
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	4,654,272
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,120,035
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,734,734
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	5,140,550
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,112,151
5,650,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	4,898,878
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	2,926,612
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,002,525
3,400,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	3,405,012
5,500,000		Magna International, Inc., 3.625%, 6/15/2024	5,485,612
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	5,977,332
13,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	14,036,261
5,164,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	5,183,344
		TOTAL	83,002,784
		Consumer Cyclical - Leisure—0.2%
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,302,132
		Consumer Cyclical - Lodging—0.2%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,443,250
4,710,000		Hyatt Hotels Corp., Sr. Unsecd. Note, Series 10YR, 4.85%, 3/15/2026	4,706,232
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	7,261
		TOTAL	11,156,743
		Consumer Cyclical - Retailers—1.0%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,172,310
3,070,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	3,068,508
1,810,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	1,850,120
3,870,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	3,872,248
7,000,000		CVS Health Corp., 2.75%, 12/1/2022	6,983,935
500,000		CVS Health Corp., 4.75%, 5/18/2020	546,401
464,851	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	500,694
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,793,904
2,475,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	2,652,836
2,560,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	2,768,776
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,982,943
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	4,831,741
10,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.75%, 2/15/2024	10,940,440
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,759,232
2,950,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	3,020,166
10,400,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.30%, 4/22/2024	11,070,322
		TOTAL	63,814,576
		Consumer Cyclical - Services—0.1%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,722,688
$2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,836,475

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	$3,432,700
		TOTAL	8,991,863
		Consumer Non-Cyclical - Food/Beverage—1.1%
250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	272,269
15,100,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	15,592,985
3,240,000		Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/2046	3,481,309
5,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,026,495
3,250,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,198,686
8,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,440,645
11,038,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	11,591,158
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	9,903,060
2,960,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	3,062,854
6,100,000		PepsiCo, Inc., 2.75%, 4/30/2025	6,171,553
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	200,915
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	262,051
250,000		The Coca-Cola Co., 1.65%, 3/14/2018	253,247
1,450,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,554,994
		TOTAL	69,012,221
		Consumer Non-Cyclical - Health Care—0.6%
3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	3,036,050
4,750,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,867,173
2,455,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	2,550,463
6,170,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	6,261,347
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,751,744
1,590,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	1,647,831
4,100,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	4,058,102
11,500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 4.45%, 8/15/2045	10,618,445
		TOTAL	34,791,155
		Consumer Non-Cyclical - Pharmaceuticals—0.7%
5,500,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	5,501,782
1,925,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	1,966,114
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,763,029
3,425,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,537,960
2,475,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	2,543,367
12,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.70%, 4/1/2024	12,663,372
8,960,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	9,864,100
1,000,000		Johnson & Johnson, 5.95%, 8/15/2037	1,335,898
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	556,840
		TOTAL	45,732,462
		Consumer Non-Cyclical - Products—0.1%
3,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,133,179
1,840,000		Koninklijke Philips NV, 5.75%, 3/11/2018	1,968,171
500,000		Procter & Gamble Co., 2.30%, 2/6/2022	508,670
		TOTAL	6,610,020
		Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,857,586
		Consumer Non-Cyclical - Tobacco—0.4%
$1,939,000		Altria Group, Inc., 9.25%, 8/6/2019	2,376,578
10,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	11,245,648

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
10,450,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	$12,313,381
		TOTAL	25,935,607
		Energy - Independent—0.6%
10,000,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	8,120,490
10,000,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	8,731,380
7,630,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	5,879,220
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,562,090
5,000,000		EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,519,440
5,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	3,823,641
7,150,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	4,930,805
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	841,853
		TOTAL	38,408,919
		Energy - Integrated—1.2%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,244,770
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,055,896
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	4,922,502
100,000		BP PLC, Deb., 8.75%, 3/1/2032	134,320
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,961,845
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,428,026
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	4,213,200
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	4,318,370
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	6,202,446
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	3,711,660
12,800,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 4.375%, 5/20/2023	8,755,200
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,230,320
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	14,409,730
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	4,362,250
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	950,941
		TOTAL	74,901,476
		Energy - Midstream—0.9%
4,000,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	3,643,900
2,400,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 5.80%, 6/1/2045	2,037,696
15,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	13,141,470
5,275,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	5,012,168
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.90%, 5/15/2046	5,530,631
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,153,064
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	6,139,373
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	392,833
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,356,122
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	5,085,827
500,000		Sunoco, Inc., 5.75%, 1/15/2017	504,467
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,408,925
7,760,000		Williams Partners LP, 5.25%, 3/15/2020	6,820,597
2,700,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	2,014,991
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,092,695
		TOTAL	57,334,759
		Energy - Oil Field Services—0.6%
$4,510,000		Halliburton Co., Sr. Unsecd. Note, 3.375%, 11/15/2022	4,448,655
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	3,404,319

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	$4,125,772
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,105,066
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,252,111
9,600,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	9,544,118
4,700,000		Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	4,757,284
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	175,155
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	889,200
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,661,250
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	1,716,900
		TOTAL	35,079,830
		Energy - Refining—0.4%
2,300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	1,879,114
10,200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	6,638,935
5,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	5,011,500
7,110,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	6,424,148
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,299,599
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	2,777,739
		TOTAL	27,031,035
		Financial Institution - Banking—6.1%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	532,543
9,995,000		American Express Co., 2.65%, 12/2/2022	9,726,045
2,000,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	2,000,240
7,210,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	7,481,334
10,000,000		Bank of America Corp., Series MTN, 3.875%, 8/1/2025	10,283,210
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,121,976
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,168,715
13,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	13,513,675
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	3,105,237
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	5,467,965
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	545,989
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	3,395,175
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,834,234
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	7,002,539
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	17,791,829
10,250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	10,752,527
4,200,000		Capital One Bank, Series BNKT, 2.95%, 7/23/2021	4,171,070
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,779,252
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,045,969
4,280,000		Capital One Financial Corp., Sr. Sub., 4.20%, 10/29/2025	4,208,370
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.30%, 4/27/2025	6,964,244
17,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	18,550,841
5,000,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	4,825,155
13,600,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	13,946,488
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,176,493
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	312,557
4,500,000		Comerica, Inc., 3.80%, 7/22/2026	4,372,069
2,550,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,509,960
$6,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	5,891,622
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	6,430,130

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
500,000		Credit Suisse Group AG, Sub., 5.40%, 1/14/2020	$528,003
1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,535,797
7,845,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	7,926,039
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	555,295
11,470,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	13,049,109
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	2,931,287
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	13,169,052
500,000		Goldman Sachs Group, Inc., Sub. Note, 5.625%, 1/15/2017	516,579
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,288,498
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,154,898
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,064,885
9,500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	9,558,282
8,500,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	8,433,538
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,560,175
3,000,000		JPMorgan Chase & Co., Series MTN, 2.730%, 2/25/2021	2,940,000
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	10,844,310
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,954,580
4,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	4,108,397
9,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,245,788
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.25%, 7/25/2019	5,021,905
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,146,763
500,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series GMTN, 6.40%, 8/28/2017	530,599
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,039,911
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	5,893,495
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,662,330
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/28/2021	561,502
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.502%, 5/17/2023	1,947,500
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,272,280
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	6,362,263
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,133,478
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,294,538
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.162%, 3/29/2049	400,000
486,117	[1,4]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	245,081
4,980,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	4,961,474
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.55%, 8/18/2025	3,169,107
7,660,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	7,702,888
3,850,000		SunTrust Banks, Inc., Sr. Unsecd. Note, Series 5FXD, 2.90%, 3/3/2021	3,841,645
500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	566,588
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	2,999,407
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	526,754
6,990,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.75%, 2/1/2018	7,518,870
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,309,828
6,820,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.90%, 11/17/2045	6,931,671
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	5,891,130
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	9,905,938
		TOTAL	382,108,910
		Financial Institution - Broker/Asset Mgr/Exchange—1.4%
$7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,711,707
2,150,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,233,884

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	$3,670,416
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,618,943
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,682,971
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	2,901,086
2,470,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	2,127,836
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,485,544
9,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	10,230,695
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	10,382,173
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	9,089,895
3,580,000		Stifel Financial Corp., 4.25%, 7/18/2024	3,565,866
4,890,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	4,861,291
12,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,577,752
5,085,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	5,232,429
		TOTAL	90,372,488
		Financial Institution - Finance Companies—0.8%
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,558,298
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,416,622
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,306,272
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	3,929,924
9,147,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 2.342%, 11/15/2020	9,245,824
573,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 3.373%, 11/15/2025	600,277
3,753,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 4.418%, 11/15/2035	3,918,428
144,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	191,807
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	399,284
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/9/2023	231,774
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 5.50%, 1/8/2020	164,016
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,289,080
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	2,855,541
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	202,240
544,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	615,760
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	10,814,777
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,192,092
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	1,027,521
		TOTAL	51,959,537
		Financial Institution - Insurance - Health—0.3%
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	1,028,162
6,705,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	7,143,406
2,295,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	2,516,481
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,199,271
1,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,125,485
		TOTAL	18,012,805
		Financial Institution - Insurance - Life—1.4%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,689,000
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,408,910
1,000,000		American International Group, Inc., 4.50%, 7/16/2044	889,668
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,641,007
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	9,141,088
$3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	4,049,230
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	2,915,443

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	$24,077,824
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,256,000
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	328,997
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	557,270
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	13,924,688
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,552,216
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,842,770
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,195,720
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,238,182
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	496,209
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	262,792
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,316,574
		TOTAL	89,783,588
		Financial Institution - Insurance - P&C—1.0%
4,350,000		ACE INA Holdings, Inc., 3.35%, 5/3/2026	4,459,263
490,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	510,630
3,700,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,806,849
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,103,744
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	4,117,171
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,354,614
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,332,959
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,284,737
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,034,460
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,904,041
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,791,343
5,000,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,130,715
75,000		Loews Corp., 5.25%, 3/15/2016	75,107
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	9,591,490
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	7,763,220
		TOTAL	63,260,343
		Financial Institution - REIT - Apartment—0.5%
3,745,000		Mid-America Apartment Communities LP, 4.00%, 11/15/2025	3,830,873
10,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	10,140,662
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,911,447
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,273,796
9,900,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	10,085,120
		TOTAL	30,241,898
		Financial Institution - REIT - Healthcare—0.3%
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,554,479
2,640,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,847,303
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,023,619
8,260,000		Healthcare Trust of America, 3.70%, 4/15/2023	8,192,549
		TOTAL	20,617,950
		Financial Institution - REIT - Office—0.3%
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	3,033,657
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,201,891
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,131,256
$5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,832,162

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—continued
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	$308,913
		TOTAL	16,507,879
		Financial Institution - REIT - Other—0.5%
4,610,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	4,455,952
2,660,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series F, 4.50%, 2/1/2026	2,655,773
5,000,000		Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,167,805
5,000,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	5,148,505
4,000,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,259,116
10,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,141,000
		TOTAL	31,828,151
		Financial Institution - REIT - Retail—0.3%
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	917,958
7,000,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	7,009,464
1,530,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	1,549,783
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.65%, 2/1/2020	2,240,180
2,590,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,661,070
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,712,069
		TOTAL	19,090,524
		Municipal Services—0.0%
786,319	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	850,129
1,520,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,680,254
		TOTAL	2,530,383
		Sovereign—0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,641,000
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,050,462
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	5,241,409
		TOTAL	11,932,871
		Technology—1.9%
5,605,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	5,599,642
7,000,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	6,950,965
9,600,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	9,815,654
1,970,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	1,988,522
6,800,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,237,886
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,769,763
250,000		Corning, Inc., 4.25%, 8/15/2020	266,829
5,750,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	5,470,745
2,530,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	2,449,412
4,980,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.00%, 10/15/2025	5,185,047
1,975,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	1,910,813
3,470,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.60%, 10/15/2020	3,464,316
400,000		IBM Corp., 1.875%, 5/15/2019	402,872
3,485,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	3,417,279
4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	4,919,593
6,000,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	6,487,254
3,895,000		Intel Corp., Sr. Unsecd. Note, 4.90%, 7/29/2045	4,236,315
11,630,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	11,216,809
2,546,000		Microsoft Corporation, 3.50%, 11/15/2042	2,310,258
$4,890,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	4,707,896
7,000,000		Oracle Corp., 6.50%, 4/15/2038	9,002,371

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	$546,252
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,030,007
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,774,882
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	4,990,684
8,000,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	7,917,336
		TOTAL	116,069,402
		Transportation - Airlines—0.2%
197,565		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	209,666
10,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	11,021,372
		TOTAL	11,231,038
		Transportation - Railroads—0.5%
1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,952,689
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	11,592,071
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,243,904
1,368,000		CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,731,074
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,387,427
5,925,000	[1,2]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	5,771,075
5,000,000		Union Pacific Corp., Sr. Unsecd. Note, 3.25%, 1/15/2025	5,181,695
1,425,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	1,291,185
		TOTAL	31,151,120
		Transportation - Services—0.6%
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,969,940
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,819,499
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	6,791,728
16,750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	16,323,445
2,940,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	2,962,635
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	5,023,992
		TOTAL	35,891,239
		Utility - Electric—1.9%
3,150,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	3,269,580
2,960,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	3,060,294
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,121,494
3,760,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	3,878,504
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	920,964
1,600,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,654,914
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	6,971,604
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	419,458
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,615,392
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	522,010
11,100,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	9,823,500
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,369,718
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	260,035
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	602,871
7,100,000	[1,2]	Exelon Corp., Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	7,201,551
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	8,288,568
2,950,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	2,981,465
492,205	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	502,840
$5,400,000		Gulf Power Co., 4.55%, 10/1/2044	5,601,064
2,960,000		Kansas City Power And Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	3,050,765

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	$1,559,481
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,136,306
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	7,651,383
5,600,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	5,602,929
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,050,396
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	923,619
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	337,417
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,461,930
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,575,710
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,555,502
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	441,439
500,000		Public Service Co., CO, 1st Mtg. Bond, 5.125%, 6/1/2019	554,586
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	563,045
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,807,826
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,676,302
5,700,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	5,893,623
		TOTAL	115,908,085
		Utility - Natural Gas—0.6%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	635,118
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,513,838
10,225,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	10,353,273
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,751,046
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,279,096
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	5,455,515
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,305,745
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,279,316
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,589,716
2,380,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,237,557
		TOTAL	37,400,220
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,271,093,041)	2,307,735,564
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
9,917		FNMA ARM 681769, 2.289%, 1/01/2033	10,359
		Government National Mortgage Association—0.0%
2,019		GNMA2 ARM 80201, 30 Year, 2.00%, 5/20/2028	2,075
771		GNMA2 ARM 8717, 1.625%, 10/20/2025	789
		TOTAL	2,864
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $13,106)	13,223
		ASSET-BACKED SECURITIES—0.1%
		Auto Receivables—0.0%
2,000,000		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	2,002,802
		Financial Institution - Finance Companies—0.0%
127,413		Countrywide Home Loan, Inc., 2007-J1, Class 2A1, 6.00%, 2/25/2037	101,148
		Student Loans—0.1%
$6,000,000	[1,2]	SLMA 2013-B, Class A2B, 1.527%, 6/17/2030	5,963,577
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,127,518)	8,067,527

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.7%
		Agency Commercial Mortgage-Backed Securities—0.3%
8,200,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.618%, 11/25/2045	$8,085,470
11,890,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	9,812,575
		TOTAL	17,898,045
		Commercial Mortgage—2.4%
7,700,000		Banc of America Commercial Mortgage, Inc., 2007-4, Class AM, 5.808%, 2/10/2051	7,917,954
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	10,889,592
10,000,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,290,411
7,200,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.966%, 6/10/2046	7,287,673
3,400,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	3,406,790
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.49%, 10/10/2047	5,362,842
3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,854,324
8,030,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.508%, 9/10/2047	8,211,326
5,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	5,457,034
13,100,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class B, 4.927%, 11/15/2045	13,979,864
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.266%, 2/12/2051	7,159,434
16,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.055%, 12/12/2049	17,615,437
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	7,082,303
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,244,920
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	14,902,616
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,707,834
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	3,785,783
8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,168,882
		TOTAL	148,325,019
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $165,199,800)	166,223,064
		U.S. TREASURY—15.8%
		U.S. Treasury Bonds—5.5%
57,510,000		United States Treasury Bond, 2.50%, 2/15/2045	55,978,210
119,800,000		United States Treasury Bond, 2.75%, 8/15/2042	123,987,813
4,965,000		United States Treasury Bond, 2.875%, 8/15/2045	5,221,885
2,000,000		United States Treasury Bond, 3.00%, 5/15/2042	2,177,846
52,000,000		United States Treasury Bond, 3.00%, 11/15/2044	56,118,337
21,300,000		United States Treasury Bond, 3.00%, 11/15/2045	22,989,341
44,950,000		United States Treasury Bond, 3.125%, 8/15/2044	49,777,104
2,500,000		United States Treasury Bond, 3.50%, 2/15/2039	2,984,644
1,200,000		United States Treasury Bond, 4.25%, 5/15/2039	1,593,641
7,700,000		United States Treasury Bond, 4.50%, 2/15/2036	10,587,120
5,000,000		United States Treasury Bond, 5.25%, 11/15/2028	6,849,712
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	5,488,413
		TOTAL	343,754,066
		U.S. Treasury Notes—10.3%
13,166,848		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2022	13,206,194
60,828,600		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	62,426,537
41,806,000		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	41,843,153
$31,765,140	[5]	U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	31,955,353
46,438,380		U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	46,925,890
250,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2022	226,176
300,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2026	245,885
250,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2041	127,547
37,400,000		United States Treasury Note, 1.00%, 9/15/2018	37,544,069

Principal Amount or Shares			Value
		U.S. TREASURY—continued
		U.S. Treasury Notes—continued
1,000,000		United States Treasury Note, 1.125%, 4/30/2020	$998,610
48,000,000		United States Treasury Note, 1.25%, 1/31/2020	48,227,726
2,000,000		United States Treasury Note, 1.25%, 11/30/2018	2,020,112
40,000,000		United States Treasury Note, 1.25%, 2/29/2020	40,172,952
4,590,000		United States Treasury Note, 1.375%, 9/30/2020	4,622,063
500,000		United States Treasury Note, 1.50%, 1/31/2022	502,164
2,000,000		United States Treasury Note, 1.50%, 3/31/2019	2,033,461
33,000,000		United States Treasury Note, 1.625%, 12/31/2019	33,640,296
3,000,000		United States Treasury Note, 1.625%, 8/15/2022	3,031,246
31,200,000		United States Treasury Note, 1.75%, 1/31/2023	31,666,783
51,600,000		United States Treasury Note, 1.75%, 3/31/2022	52,499,424
14,700,000		United States Treasury Note, 1.75%, 4/30/2022	14,951,624
2,360,000		United States Treasury Note, 1.75%, 9/30/2022	2,396,699
7,300,000		United States Treasury Note, 1.75%, 10/31/2020	7,469,397
9,500,000		United States Treasury Note, 1.875%, 5/31/2022	9,733,853
10,450,000		United States Treasury Note, 1.875%, 8/31/2022	10,698,027
10,000,000		United States Treasury Note, 2.00%, 10/31/2021	10,330,498
24,900,000		United States Treasury Note, 2.00%, 11/30/2020	25,753,776
18,400,000		United States Treasury Note, 2.00%, 11/30/2022	18,979,335
4,900,000		United States Treasury Note, 2.00%, 2/15/2025	5,012,346
7,300,000		United States Treasury Note, 2.00%, 7/31/2020	7,548,112
4,350,000		United States Treasury Note, 2.00%, 8/15/2025	4,445,568
14,920,000		United States Treasury Note, 2.125%, 5/15/2025	15,411,183
5,000,000	[5]	United States Treasury Note, 2.125%, 6/30/2021	5,204,133
5,320,000		United States Treasury Note, 2.125%, 6/30/2022	5,529,088
5,000,000		United States Treasury Note, 2.25%, 11/15/2025	5,221,233
35,840,000		United States Treasury Note, 2.375%, 8/15/2024	37,823,285
1,800,000		United States Treasury Note, 2.50%, 5/15/2024	1,917,879
		TOTAL	642,341,677
		TOTAL U.S. TREASURY (IDENTIFIED COST $948,507,330)	986,095,743
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
12,453		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	14,073
10,672		Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	12,216
15,116		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	15,503
2,641		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	2,713
21,170		Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	24,284
158,621		Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	172,445
193,732		Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	208,366
408		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	412
		TOTAL	450,012
		Federal National Mortgage Association—0.0%
$10,655		Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	12,745
34,677		Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	37,578
15,233		Federal National Mortgage Association, Pool 254403, 6.00%, 8/1/2017	15,674
53,474		Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	60,304
41,788		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	43,161
40,941		Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	46,427
		TOTAL	215,889

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—0.1%
6,703	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	$7,771
4,405	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	5,165
4,252	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	5,054
9,647	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	11,323
10,068	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	11,177
12,334	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	14,477
268	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	293
4,455	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	5,314
863	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,020
12,467	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	14,656
7,466	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	8,796
7,652	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	9,021
61,229	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	68,743
44,832	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	50,333
14,183	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	15,931
67,033	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	75,295
79,914	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	89,794
43,833	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	49,775
98,310	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	109,380
41,873	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	46,594
37,288	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	41,952
95,603	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	106,573
19,758	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	22,771
10,710	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	12,658
10,047	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	11,935
478	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	565
443	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	529
2,304	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	2,759
115	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	140
93,980	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	110,240
2,047	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	2,425
1,806	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	2,089
20,056	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	24,330
60,196	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	71,958
437	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	517
89,461	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	97,274
72,182	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	81,593
973,882	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	1,100,068
82,000	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	89,609
269,400	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	297,756
26,369	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	29,531
$28,010	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	32,867
28,849	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	32,587
	TOTAL	2,772,638
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,075,680)	3,438,539
	MUNICIPAL BONDS—0.3%
	Municipal Services—0.3%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72%, 12/1/2038	11,920,569

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Municipal Services—continued
10,000,000	Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35%, 6/15/2028	$9,762,800
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $20,042,401)	21,683,369
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
	Commercial Mortgage—0.0%
197,680	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.518%, 8/15/2039	197,662
	Federal Home Loan Mortgage Corporation—0.1%
1,703,412	Federal Home Loan Mortgage Corp. REMIC 2780 TG, 5.00%, 4/15/2034	1,897,908
333,357	Federal Home Loan Mortgage Corp. REMIC 2922 QE, 5.00%, 5/15/2034	346,513
300,744	Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025	329,288
1,448,050	Federal Home Loan Mortgage Corp. REMIC 3113 QE, 5.00%, 2/15/2036	1,613,084
	TOTAL	4,186,793
	Federal National Mortgage Association—0.0%
1,401	Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	1,461
916	Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	984
139,009	Federal National Mortgage Association REMIC 2003-112 AN, 4.00%, 11/25/2018	142,679
2,000,000	Federal National Mortgage Association REMIC 2004-96 QD, 5.50%, 12/25/2034	2,397,529
	TOTAL	2,542,653
	Government National Mortgage Association—0.1%
60,076	Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	60,898
3,800,000	Government National Mortgage Association REMIC 2004-11 QG, 5.00%, 2/16/2034	4,225,730
589,515	Government National Mortgage Association REMIC 2004-27 PC, 5.50%, 3/20/2034	627,381
3,842	Government National Mortgage Association REMIC 2004-86 TA, 4.00%, 7/20/2034	3,855
	TOTAL	4,917,864
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,045,917)	11,844,972
	FOREIGN GOVERNMENT/AGENCY—0.3%
	Sovereign—0.3%
22,100,000	Mexico, Government of, 4.75%, 3/8/2044 (IDENTIFIED COST $23,032,407)	20,774,000
	PURCHASED PUT OPTION—0.0%
49,902,097	Goldman Sachs EUR PUT/NOK CALL (Put-Option) Strike Price: $9.35; Expiration Date: 5/5/2016 (IDENTIFIED COST $584,782)	641,741
	INVESTMENT COMPANIES—42.9%[6]
5,776,387	Emerging Markets Fixed Income Core Fund	196,958,207
5,660,371	Federated Bank Loan Core Fund	54,056,540
153,081,280	Federated Mortgage Core Portfolio	1,526,220,364
58,554,821	Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[7]	58,554,821
32,666,104	Federated Project and Trade Finance Core Fund	305,101,409
$93,816,561	High Yield Bond Portfolio	539,445,228
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,663,728,194)	2,680,336,569
	TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $6,136,570,174)[8]	6,229,312,559
	OTHER ASSETS AND LIABILITIES - NET—0.3%[9]	16,127,262
	TOTAL NET ASSETS—100%	$6,245,439,821

At February 29, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
10U.S. Treasury Note 2-Year Long Futures	2,578	$563,413,846	June 2016	$(368,010)
10U.S. Treasury Note 5-Year Long Futures	6,310	$763,411,406	June 2016	$535,239
10U.S. Treasury Ultra Bond Long Futures	172	$29,782,875	June 2016	$8,971
10U.S. Treasury Note 10-Year Short Futures	9,429	$1,230,631,828	June 2016	$(973,573)
10U.S. Treasury Long Bond Short Futures	340	$55,940,625	June 2016	$(255,622)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,052,995)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,811,101,060 and $1,504,644,574, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2016, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/29/2016[11]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Capital	Series 24 Emerging Markets CDX Index	Sell	1.00%	12/20/2020	3.77%	$19,600,000	$(2,214,800)	$(2,338,290)	$123,480
Centrally Cleared Swaps:
Citigroup, Inc.	Series 25 Investment Grade CDX Index	Sell	1.00%	12/20/2020	1.08%	$160,000,000	$(547,248)	$1,350,960	$(1,898,208)
TOTAL CREDIT DEFAULT SWAPS							$(2,762,048)	$(987,330)	$(1,774,728)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $179,600,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased options held by the Fund throughout the period was $160,435. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,980,253 and $2,114,663, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $477,939,430, which represented 7.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2016, these liquid restricted securities amounted to $464,392,217, which represented 7.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at February 29, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,302,132
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$467,699	$245,081
3	JPMorgan Chase has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-day net yield.
8	At February 29, 2016, the cost of investments for federal tax purposes was $6,136,530,799. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) swap contracts was $92,781,760. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $183,895,337 and net unrealized depreciation from investments for those securities having an excess of cost over value of $91,113,577.
9	Assets, other than investments in securities, less liabilities.
10	Non-income-producing security.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (‘Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$22,458,248	$—	$22,458,248
Corporate Bonds	—	2,307,490,483	245,081	2,307,735,564
Adjustable Rate Mortgages	—	13,223	—	13,223
Asset-Backed Securities	—	8,067,527	—	8,067,527
Commercial Mortgage-Backed Securities	—	166,223,064	—	166,223,064
U.S. Treasury	—	986,095,743	—	986,095,743
Mortgage-Backed Securities	—	3,438,539	—	3,438,539
Municipal Bonds	—	21,683,369	—	21,683,369
Collateralized Mortgage Obligations	—	11,844,972	—	11,844,972
Foreign Government/Agency	—	20,774,000	—	20,774,000
Purchased Put Option	—	641,741	—	641,741
Investment Companies[1]	58,554,821	2,621,781,748	—	2,680,336,569
TOTAL SECURITIES	$58,554,821	$6,170,512,657	$245,081	$6,229,312,559
Other Financial Instruments:[2]
Assets	$544,210	$—	$—	$544,210
Liabilities	(1,597,205)	(2,762,048)	—	(4,359,253)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,052,995)	$(2,762,048)	$—	$(3,815,043)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value ( the “NAV') is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
EUR	—Euro
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
STRIP	—Separated Trading of Registered Interest and Principal

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016